SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Primary Major Product Line, Timing of Revenue Recognition) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Liabilities
At a point of time	$ 70,133
Over a period of time	183,202
Liabilities	253,335
Telematics Services [Member]
Liabilities
At a point of time
Over a period of time	181,357
Liabilities	181,357
Telematics Products [Member]
Liabilities
At a point of time	70,133
Over a period of time	1,845
Liabilities	$ 71,979